UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   12/31/2013

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2013

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the BTS Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

As CEO of BTS Asset Management (“BTS”), I would like to thank you for investing with the BTS Funds, and take a moment to review some of the strategies we’ve employed and our vision for 2014 and 2015.

The BTS Bond Asset Allocation Fund’s Class A return for the twelve months ended December 31, 2013 was 0.02% (-4.96% reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Capital Aggregate Bond Index, which came in at -2.02%. The BTS Tactical Fixed Income Fund’s Class A* return for the twelve months ended December 31, 2013 was 0.13% (-4.87% reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Capital Aggregate Bond Index, which came in at -2.02%. The BTS Diversified Income Fund’s Class A return since inception on March 1, 2013 through December 31, 2013 was -0.29% (-5.31% reflecting a full upfront sales charge of 5%) compared to the benchmark, the Barclays Capital Aggregate Bond Index, which came in at -1.91%.

We have sought to maintain our focus on preserving capital and avoiding volatility in an effort to gain strong risk-adjusted returns. In the long term, BTS thinks that employing BTS Indicators in a weighted investment model may achieve higher returns than a passive approach that can lead to magnified losses.

In a rising interest rate environment, ‘passive’ bond funds are likely to have losses this year, in 2014, and probably in later years as the Federal Funds Rate is gradually lifted to historical norms. An ‘unconstrained approach’, such as in the BTS Bond Asset Allocation Fund and BTS Tactical Fixed Income Fund, wherein BTS can go to cash and take a limited short position in an attempt to make money, may make sense. A short position involves the sale of a borrowed security, commodity or currency with the expectation that the asset will fall in value.

On 6/6/13 BTS Asset Management issued a Sell for high yield bonds. The BTS Bond Asset Allocation Fund had been positioned in high yield since July of 2012 and locked-in a good return. The BTS Tactical Fixed Income Fund picked up gains from investments made primarily in total return investments during the early part of 2013.

BTS Indicators turned negative and both trend and momentum components’ of our investment model issued a SELL. Interest rates began to rise and this created some pressure on the yield spread - which is the yield that investors receive over government bonds to compensate for corporate default of interest.

With Government bonds oversold and showing greater relative strength than High Yield, BTS Indicators positioned assets into the Government bond sector. However risk controls on the trade had to be implemented as drawdown and volatility led to losses.

On 9/20/13, BTS Indicators issued a signal based on the high yield market appearing stable and in a positive trend. Assets were invested and through year end the trade achieved gains.

The BTS Diversified Income Fund had a small loss since its inception due to falling prices in the high yield and U.S. government bond markets towards the end of the first half of the year. However, the hedging positions that approximately 40% of the portfolio took during our SELL signal helped the Diversified Income Fund minimize the losses on the income producing, buy and hold portion of the portfolio.

BTS’s fluid model approach is designed to be cognizant of periods of volatility and to invest on confirmation of strong price trends. Consequently, our indicators place investor assets upon confirmation of stronger underpinnings, and move defensively during volatility in the financial markets and bond sectors.

Whenever trading and investing systems seek preservation of capital there may be times of defense wherein returns are missed in preference for safety of assets. In the long run, over 33 years of investing with this type of strategy with BTS Indicators, our investment team has created competitive returns through an ‘unconstrained approach’ rather than passive investing.

1

Of course, there is no guarantee that any investment strategy will achieve its objectives, generate profits or avoid losses.

Thank you for choosing the BTS Funds and good luck in 2014 and 2015! Sincerely,

Matthew Pasts CMT	Vilis Pasts
CEO, BTS Asset Management	Founder & Director of Research

The Barclays Capital Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset-backed securities and corporate securities with maturities of one year or more to simulate the universe of bonds in the market. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

*	Performance data for Class A reflects BTS Tactical Fixed Income Funds predecessor hedge fund.

0662-NLD-2/18/2014

2

BTS Bond Asset Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, compared to its benchmark:

	One Year	Three Year	Since Inception ***
BTS Bond Asset Allocation Fund Class A	0.02%	2.30%	2.30%
BTS Bond Asset Allocation Fund Class A (with load)	(4.96)%	0.56%	0.98%
BTS Bond Asset Allocation Fund Class C	(0.81)%	1.54%	1.55%
Barclays Capital Aggregate Bond Index Total Return**	(2.02)%	3.26%	4.05%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table of the Fund’s April 30, 2013 prospectus is 2.11% and 2.86% for Class A and Class C shares, respectively. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Barclays Capital Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date is January 4, 2010.

Top Holdings By Industry	% of Net Assets
Debt Funds	98.7%
Money Market Fund	2.4%
Liabilities in Excess of Other Assets	(1.1)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

3

BTS Diversified Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ending December 31, 2013, compared to its benchmark:

Since Inception ***
BTS Diversified Income Fund Class A	(0.29)%
BTS Diversified Income Fund Class A (with load)	(5.31)%
BTS Diversified Income Fund Class C	(1.49)%
Barclays Capital Aggregate Bond Index - Total Return **	(1.91)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses stated in the fee table of the Fund’s April 30, 2013 prospectus is 1.97% and 2.72% for Class A and Class C shares, respectively. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Barclays Capital Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Since inception return assumes inception date of March 1, 2013

Top Holdings By Industry	% of Net Assets
Mutual Funds - Asset Allocation	9.5%
Mutual Funds - Debt	29.6%
Exchange Traded Funds - Debt	54.3%
Money Market Fund	31.3%
Liabilities in Excess of Other Assets	(24.7)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

4

BTS Tactical Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ending December 31, 2013, compared to its benchmark:

	One Year	Three Year	Five Year	Ten Year	Since Inception ***
BTS Tactical Fixed Income Fund Class A	0.13%	2.54%	12.46%	7.96%	10.33%
BTS Tactical Fixed Income Fund Class A (with load)	(4.87)%	0.80%	11.32%	7.41%	9.92%
BTS Tactical Fixed Income Fund Class C	N/A	N/A	N/A	N/A	(0.67)%
Barclays Capital Aggregate Bond Index - Total Return **	(2.02)%	3.26%	4.44%	4.55%	5.68%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table of the Fund’s May 30, 2013 prospectus is 2.05% and 2.80% for Class A and Class C shares, respectively. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	The Barclays Capital Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date for Class A is January 1, 2000 and inception date for Class C is May 31, 2013. Performance data for Class A reflects BTS’s predecessor hedge fund.

Top Holdings By Industry	% of Net Assets
Mutual Funds - Debt	88.7%
Money Market Fund	11.2%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

5

BTS Bond Asset Allocation Fund

PORTFOLIO OF INVESTMENTS

December 31, 2013

Shares		Value

	MUTUAL FUNDS - 98.7%
	DEBT FUNDS - 98.7%
1,572,789	Black Rock High Yield Portfolio - Institutional Class	$12,912,601
722,483	Goldman Sachs High Yield Fund - Institutional Class	5,158,530
1,491,714	Ivy High Income Fund - Class I	12,888,405
1,253,866	Metropolitan West High Yield Bond Fund - Class I	12,864,666
	TOTAL MUTUAL FUNDS (Cost - 44,018,179)	43,824,202

	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUND - 2.4%
1,072,007	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% *	1,072,007
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,072,007)

	TOTAL INVESTMENTS - 101.1% (Cost - $45,090,186) (a)	$44,896,209
	LIABILITES IN EXCESS OF OTHER ASSETS - (1.1) %	(505,935)
	NET ASSETS - 100.0%	$44,390,274

*	Interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,090,186 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$64,576
Unrealized depreciation:	(258,553)
Net unrealized depreciation:	$(193,977)

The accompanying notes are an integral part of these financial statements.

6

BTS Diversified Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2013

Shares		Value

	MUTUAL FUNDS - 39.1%
	ASSET ALLOCATION FUND - 9.5%
1,190	Rydex High Yield Strategy Fund - Class H	$27,083

	DEBT FUNDS - 29.6%
2,229	Fidelity High Income Fund - Class I	20,886
1,855	Ivy High Income Fund - Class I	16,024
2,037	Metropolitan West High Yield Bond Fund - Class M	20,918
1,219	Rydex Inverse High Yield Strategy Fund - Class H *	26,587
	TOTAL DEBT FUNDS	84,415

	TOTAL MUTUAL FUNDS (Cost - $114,505)	111,498

	EXCHANGE TRADED FUNDS - 54.3%
	DEBT FUNDS - 54.3%
303	Direxion Daily 20 Year Plus Treasury Bear 3x Shares *	22,046
357	iShares iBoxx $ High Yield Corporate Bond ETF	33,158
1,608	PowerShares Senior Loan Portfolio	40,007
489	SPDR Barclays Capital High Yield Bond ETF	19,834
682	Vanguard FTSE Europe ETF	40,102
	TOTAL EXCHANGE TRADED FUNDS (Cost - $154,883)	155,147

	SHORT-TERM INVESTMENTS - 31.3%
	MONEY MARKET FUND - 31.3%
89,561	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% **	89,561
	TOTAL SHORT-TERM INVESTMENTS (Cost - $89,561)

	TOTAL INVESTMENTS - 124.7% (Cost - $358,949) (a)	$356,206
	LIABILITIES LESS OTHER ASSETS - (24.7) %	(70,617)
	NET ASSETS - 100.0%	$285,589

*	Non income producing security.

**	Interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $358,949 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$422
Unrealized depreciation	(3,165)
Net unrealized depreciation	$(2,743)

The accompanying notes are an integral part of these financial statements.

7

BTS Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2013

Shares		Value

	MUTUAL FUNDS - 88.7%
	DEBT FUNDS - 88.7%
1,950,095	Black Rock High Yield Portfolio - Institutional Class	$16,010,282
722,483	Goldman Sachs High Yield Fund - Institutional Class	5,158,530
2,717,648	Ivy High Income Fund - Class I	23,480,477
1,554,688	Metropolitan West High Yield Bond Fund - Class I	15,951,103
	TOTAL MUTUAL FUNDS (Cost - $60,821,642)	60,600,392

	SHORT-TERM INVESTMENTS - 11.2%
	MONEY MARKET FUND - 11.2%
7,660,553	Goldman Sachs Financial Square Funds - Prime Obligations Fund - Admin Class, 0.01% *	7,660,553
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,660,553)

	TOTAL INVESTMENTS - 99.9% (Cost - $68,482,195) (a)	$68,260,945
	OTHER ASSETS LESS LIABILITIES - 0.1%	79,069
	NET ASSETS - 100.0%	$68,340,014

*	Interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,482,195 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$79,045
Unrealized depreciation	(300,295)
Net unrealized depreciation	$(221,250)

The accompanying notes are an integral part of these financial statements.

8

BTS Funds

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

	BTS Bond Asset	BTS Diversified	BTS Tactical
	Allocation Fund	Income Fund (a)	Fixed Income Fund (b)
ASSETS
Investment securities:
At cost	$45,090,186	$358,949	$68,482,195
At value	$44,896,209	$356,206	$68,260,945
Receivable for Fund shares sold	1,038	11,832	232,201
Receivable for Investments sold	—	28,539	—
Dividends and interest receivable	207,333	859	250,917
Prepaid expenses and other assets	11,004	872	54,853
TOTAL ASSETS	45,115,584	398,308	68,798,916

LIABILITIES
Payable for investments purchased	225,975	80,166	273,598
Payable for Fund shares redeemed	391,023	—	79,363
Investment advisory fees payable	39,770	9,959	54,128
Distribution (12b-1) fees payable	20,065	1	14,509
Fees payable to other affiliates	13,673	3,052	13,258
Accrued expenses and other liabilities	34,804	19,541	24,046
TOTAL LIABILITIES	725,310	112,719	458,902
NET ASSETS	$44,390,274	$285,589	$68,340,014

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$48,290,857	$293,760	$68,131,861
Accumulated net realized gain (loss) from security transactions	(3,706,606)	(5,428)	429,403
Net unrealized depreciation of investments	(193,977)	(2,743)	(221,250)
NET ASSETS	$44,390,274	$285,589	$68,340,014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$28,990,577	$206,914	$66,686,231
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,972,613	21,491	6,808,962
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (c)	$9.75	$9.63	$9.79
Maximum offering price per share (Maximum sales charge of 5.00%) (d)	$10.26	$10.14	$10.31

Class C Shares:
Net Assets	$15,399,697	$78,675	$1,653,783
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,578,818	8,200	169,169
Net asset value, offering price and redemption price per share (Net assets/Shares of Beneficial Interest) (c)	$9.75	$9.59	$9.77	(e)

(a)	BTS Diversified Income Fund commenced operations on March 1, 2013.

(b)	BTS Tactical Fixed Income Fund commenced operations on May 31, 2013.

(c)	Redemptions made within 30 days of purchase may be assessed a redempton fee of 1.00%.

(d)	On investments of $5 million or more, the maximum sales charge will not apply. However, the investment may be subject to a 1.00% contingent deferred sales charge if redeemed during the first 18 months.

(e)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

The accompanying notes are an integral part of these financial statements.

9

BTS Funds

STATEMENTS OF OPERATIONS

For the periods Ended December 31, 2013

	BTS Bond Asset	BTS Diversified	BTS Tactical
	Allocation Fund	Income Fund (a)	Fixed Income Fund (b)
INVESTMENT INCOME
Dividends	$3,148,194	$6,627	$1,156,672
Interest	83,106	2	4,048
TOTAL INVESTMENT INCOME	3,231,300	6,629	1,160,720

EXPENSES
Investment advisory fees	885,245	1,331	180,021
Distribution (12b-1) fees, Class A shares	181,128	387	44,328
Distribution (12b-1) fees, Class C shares	160,734	226	2,708
Administrative services fees	90,555	932	23,393
Transfer agent fees	67,999	2,189	2,511
Professional fees	56,384	26,822	21,282
Registration fees	50,001	3,632	4,860
Accounting services fees	38,326	25,068	18,342
Printing and postage expenses	20,500	5,717	17,281
Non 12b-1 shareholder servicing fees	18,501	30	350
Custodian fees	12,008	4,178	4,391
Insurance expense	7,500	41	244
Trustees fees and expenses	5,500	7,158	891
Other expenses	52,179	1,671	2,156
TOTAL EXPENSES	1,646,560	79,382	322,758

Less: Fees waived or reimbursed by the Advisor (c)	—	(79,382)	—

NET EXPENSES	1,646,560	—	322,758
NET INVESTMENT INCOME	1,584,740	6,629	837,962

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from security transactions	(1,293,744)	(5,650)	(104,705)
Distributions of realized gains by underlying investment companies	545,318	222	642,209
Net change in unrealized depreciation of investments	(2,294,699)	(2,743)	(221,250)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(3,043,125)	(8,171)	316,254

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,458,385)	$(1,542)	$1,154,216

(a)	BTS Diversified Income Fund commenced operations on March 1, 2013.

(b)	BTS Tactical Fixed Income Fund commenced operations on May 31, 2013.

(c)	The Advisor has contractually and voluntarily agreed to waive its management fee and reimburse all expenses on the Diversified Income Fund through December 31, 2013 (See Note 4).

The accompanying notes are an integral part of these financial statements.

10

BTS Bond Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012

FROM OPERATIONS
Net investment income	$1,584,740	$4,160,110
Net realized gain (loss) from investments	(1,293,744)	136,838
Distributions of realized gains from underlying investment companies	545,318	156,660
Net change in unrealized appreciation (depreciation) of investments	(2,294,699)	2,207,788
Net increase (decrease) in net assets resulting from operations	(1,458,385)	6,661,396

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,747,604)	(3,215,161)
Class C	(439,603)	(384,827)
From return of capital
Class A	(73,403)	—
Class C	(18,464)	—
From distributions to shareholders	(2,279,074)	(3,599,988)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	18,068,563	21,100,411
Class C	5,557,321	3,765,058
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	1,680,180	3,070,457
Class C	410,922	356,803
Redemption fee proceeds:
Class A	5,423	1,978
Class C	4,229	278
Payments for shares redeemed:
Class A	(74,874,015)	(43,174,320)
Class C	(4,634,380)	(3,903,247)
Net decrease in net assets from shares of beneficial interest	(53,781,757)	(18,782,582)

TOTAL DECREASE IN NET ASSETS	(57,519,216)	(15,721,174)

NET ASSETS
Beginning of Year	101,909,490	117,630,664
End of Year *	$44,390,274	$101,909,490
* Includes undistributed net investment income of:	$—	$602,467

SHARE ACTIVITY
Class A:
Shares Sold	1,782,171	2,102,707
Shares Reinvested	168,500	307,456
Shares Redeemed	(7,607,950)	(4,307,415)
Net decrease in shares of beneficial interest outstanding	(5,657,279)	(1,897,252)

Class C:
Shares Sold	548,355	376,121
Shares Reinvested	41,689	35,658
Shares Redeemed	(465,770)	(390,796)
Net increase in shares of beneficial interest outstanding	124,274	20,983

The accompanying notes are an integral part of these financial statements.

11

BTS Diversified Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2013 (a)
FROM OPERATIONS
Net investment income	$6,629
Net realized loss from investments	(5,650)
Distributions of realized gains from underlying investment companies	222
Net change in unrealized depreciation of investments	(2,743)
Net decrease in net assets resulting from operations	(1,542)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(5,114)
Class C	(1,515)
From return of capital:
Class A	(877)
Class C	(336)
From distributions to shareholders	(7,842)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	259,302
Class C	78,640
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	5,521
Class C	1,510
Payments for shares redeemed:
Class A	(50,000)
Net increase in net assets from shares of beneficial interest	294,973

TOTAL INCREASE IN NET ASSETS	285,589

NET ASSETS
Beginning of Period	—
End of Period *	$285,589
* Includes undistributed net investment income of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	26,012
Shares Reinvested	570
Shares Redeemed	(5,091)
Net increase in shares of beneficial interest outstanding	21,491

Class C:
Shares Sold	8,043
Shares Reinvested	157
Net increase in shares of beneficial interest outstanding	8,200

(a)	BTS Diversifed Income Fund commenced operations on March 1, 2013.

The accompanying notes are an integral part of these financial statements.

12

BTS Tactical Fixed Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2013 (a)

FROM OPERATIONS
Net investment income	$837,962
Net realized loss from investments	(104,705)
Distributions of realized gains from underlying investment companies	642,209
Net change in unrealized depreciation of investments	(221,250)
Net increase in net assets resulting from operations	1,154,216

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(821,522)
Class C	(20,950)
From net realized gains:
Class A	(105,554)
Class C	(2,547)
From distributions to shareholders	(950,573)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	71,426,652
Class C	1,695,974
Net asset value of shares issued in reinvestment of dividends and distributions to shareholders:
Class A	923,334
Class C	9,604
Redemption fee proceeds:
Class A	17,029
Class C	197
Payments for shares redeemed:
Class A	(5,891,360)
Class C	(45,059)
Net increase in net assets from shares of beneficial interest	68,136,371

TOTAL INCREASE IN NET ASSETS	68,340,014

NET ASSETS
Beginning of Period	—
End of Period *	$68,340,014
* Includes undistributed net investment income of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	7,313,641
Shares Reinvested	94,507
Shares Redeemed	(599,186)
Net increase in shares of beneficial interest outstanding	6,808,962

Class C:
Shares Sold	172,752
Shares Reinvested	984
Shares Redeemed	(4,567)
Net increase in shares of beneficial interest outstanding	169,169

(a) BTS Tactical Fixed Income Fund commenced operations on May 31, 2013

The accompanying notes are an integral part of these financial statements.

13

BTS Bond Asset Allocation Fund - Class A

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the	For the		For the		For the
	Year Ended	Year Ended		Year Ended		Period Ended
	December 31,	December 31,		December 31,		December 31,
	2013	2012		2011		2010 (1)

Net asset value, beginning of period	$10.10	$9.83		$10.05		$10.00

Activity from investment operations:
Net investment income (2)	0.18	0.39		0.26		0.14
Net realized and unrealized gain/(loss) on investments	(0.18)	0.23		(0.20)		0.09
Total from investment operations	0.00	0.62		0.06		0.23

Paid-in-capital from redemption fees (2,3)	0.00	0.00		0.00		0.00

Less distributions from:
Net investment income	(0.34)	(0.35)		(0.27)		(0.13)
Net realized gains	—	—		(0.01)		(0.05)
Return of capital	(0.01)	—		—		—
Total distributions	(0.35)	(0.35)		(0.28)		(0.18)

Net asset value, end of period	$9.75	$10.10		$9.83		$10.05

Total return (4)	0.02%	6.36	% (5,10)	0.62	% (5)	2.27	% (6)

Net assets, at end of period (000s)	$28,991	$87,194		$103,516		$161,047

Ratio of expenses to average net assets (7)	1.73%	1.60%		1.55%		1.51	% (8)
Ratio of net investment income to average net assets (7,9)	1.83%	3.88%		2.59%		1.36	% (8)

Portfolio Turnover Rate	266%	235%		462%		641	% (6)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(10)	Had the Advisor not reimbursed the trade error, total return would have been 6.25%.

The accompanying notes are an integral part of these financial statements.

14

BTS Bond Asset Allocation Fund - Class C

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the	For the		For the	For the
	Year Ended	Year Ended		Year Ended	Period Ended
	December 31,	December 31,		December 31,	December 31,
	2013	2012		2011	2010 (1)

Net asset value, beginning of period	$10.12	$9.85		$10.05	$10.00

Activity from investment operations:
Net investment income (2)	0.17	0.32		0.19	0.08
Net realized and unrealized gain/(loss) on investments	(0.25)	0.22		(0.20)	0.08
Total from investment operations	(0.08)	0.54		(0.01)	0.16

Paid-in-capital from redemption fees (2,3)	0.00	0.00		0.00	0.00

Less distributions from:
Net investment income	(0.28)	(0.27)		(0.18)	(0.06)
Net realized gains	—	—		(0.01)	(0.05)
Return of capital	(0.01)	—		—	—
Total distributions	(0.29)	(0.27)		(0.19)	(0.11)

Net asset value, end of period	$9.75	$10.12		$9.85	$10.05

Total return (4)	(0.81)%	5.57	% (9)	(0.03)%	1.56	% (5)

Net assets, at end of period (000s)	$15,400	$14,715		$14,115	$12,313

Ratio of expenses to average net assets (6)	2.48%	2.35%		2.30%	2.26	% (7)
Ratio of net investment income to average net assets (6,8)	1.70%	3.13%		1.84%	0.61	% (7)

Portfolio Turnover Rate	266%	235%		462%	641	% (5)

(1)	The BTS Bond Asset Allocation Fund commenced operations on January 4, 2010.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(9)	Had the Advisor not reimbursed the trade error, total return would have been 5.47%.

The accompanying notes are an integral part of these financial statements.

15

BTS Diversified Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class C

	For the	For the
	Period Ended	Period Ended
	December 31, 2013 (1)	December 31, 2013 (1)

Net asset value, beginning of period	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.30	0.30
Net realized and unrealized loss on investments	(0.38)	(0.47)
Total from investment operations	(0.08)	(0.17)

Less distributions from:
Net investment income	(0.25)	(0.20)
Return of capital	(0.04)	(0.04)
Total distributions	(0.29)	(0.24)

Net asset value, end of period	$9.63	$9.59

Total return (3,4,5)	(0.79)%	(1.69)%

Net assets, at end of period (000’s)	$207	$79

Ratio of gross expenses to average net assets (6,7)	46.23%	46.98%
Ratio of net expenses to average net assets (6,7,8)	0.00%	0.00%
Ratio of net investment income to average net assets (6,7)	3.50%	4.61%

Portfolio Turnover Rate (4)	105%	105%

(1)	The BTS Diversified Income Fund’s Class A and Class C shares commenced operations March 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates. The Advisor has voluntarily agreed to waive its management fee through December 31, 2013.

The accompanying notes are an integral part of these financial statements.

16

BTS Tactical Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Class A	Class C

	For the	For the
	Period Ended	Period Ended
	December 31, 2013 (1)	December 31, 2013 (1)

Net asset value, beginning of period	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.26	0.28
Net realized and unrealized loss on investments (8)	(0.32)	(0.36)
Total from investment operations	(0.06)	(0.08)

Paid-in-capital from redemption fees (2)	0.01	0.00 (3)

Less distributions from:
Net investment income	(0.14)	(0.13)
Net realized gains	(0.02)	(0.02)
Total distributions	(0.16)	(0.15)

Net asset value, end of period	$9.79	$9.77

Total return (4,5)	(0.48)%	(0.67)%

Net assets, at end of period (000’s)	$66,686	$1,654

Ratio of net expenses to average net assets (6,7)	1.78%	2.53%
Ratio of net investment income to average net assets (6,7)	4.59%	8.53%

Portfolio Turnover Rate (5)	17%	17%

(1)	The BTS Tactical Fixed Income Fund’s Class A and Class C shares commenced operations May 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees and assumes reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended December 31, 2013, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

17

BTS Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2013

1.	ORGANIZATION

The BTS Bond Asset Allocation Fund, BTS Diversified Income Fund and BTS Tactical Fixed Income (each a Fund and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Funds investment objectives are as follows:

-	BTS Bond Asset Allocation Fund – seeks to provide total return

-	BTS Diversified Income Fund – seeks to generate current income with capital preservation as a secondary objective

-	BTS Tactical Fixed Income Fund – seeks to provide total return

The Funds currently offer two classes of shares: Class A shares and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares are offered at net asset value. Each class of shares of the Funds has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds share classes differ in the fees and expenses charged to shareholders. The Funds income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

18

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each of the Funds has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

19

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Funds’ investments measured at fair value:

BTS Bond Asset Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,824,202	$—	$—	$43,824,202
Short-Term Investments	$1,072,007	—	—	$1,072,007
Total Investments	$44,896,209	—	—	$44,896,209

BTS Diversified Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$111,498	—	—	$111,498
Exchange Traded Funds	155,147	—	—	155,147
Short-Term Investments	89,561	—	—	89,561
Total Investments	$356,206	—	—	$356,206

BTS Tactical Fixed Income

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$60,600,392	$—	$—	$60,600,392
Short-Term Investments	7,660,553	—	—	7,660,553
Total Investments	$68,260,945	$—	$—	$68,260,945

The Funds did not hold any Level 3 securities during the year.

There were no transfers into and out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

20

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010, 2011 and 2012 for the BTS Bond Asset Allocation Fund or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year and periods ended December 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $169,092,513 and $219,274,276, respectively, for BTS Bond Asset Allocation Fund, $490,527 and $215,489, respectively, for BTS Diversified Income Fund, and $64,938,844 and $4,013,270, respectively, for BTS Tactical Fixed Income Fund.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

BTS Asset Management, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% for each of the BTS Bond Asset Allocation Fund and BTS Tactical Fixed Income Fund’s average daily net assets and 0.75% of the BTS Diversified Income Fund’s average daily net assets. For the year ended December 31, 2013, the Advisor earned advisory fees of $885,245, $1,331 and $180,021 for the BTS Bond Asset Allocation Fund, BTS Diversified Income Fund and BTS Tactical Fixed Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) at least until May 31, 2014, so that the total annual operating expenses of the Funds do not exceed 2.00% and 2.75% of the average daily net assets of the Tactical Fixed Income Fund, and Diversified Income Fund Class A and Class C shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived. For the period ended December 31, 2013, the BTS Diversified Income Fund waived all of its advisory fees and reimbursed other expenses under the expense limitation agreement in an amount totaling $80,467. In addition to the Waiver Agreement, the Adviser has voluntarily agreed to reimburse the remaining expenses of the Diversified Income Fund through December 31, 2013 in an amount equal to $3,734.

21

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The total amount of expense reimbursement subject to recapture for the Diversified Income Fund is $80,467 which will expire on December 31, 2016.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, each Fund may pay and annual rate of 0.25% of the average daily net assets of the respective Fund’s Class A shares and 1.00% of the average daily net assets for Class C shares for distribution and shareholder service activities.  For the year ended December 31, 2013, BTS Bond Asset Allocation Fund incurred distribution fees of $181,128 and $160,734 for Class A and Class C shares, respectively. For the period ended December 31, 2013, BTS Diversified Income Fund incurred distribution fees of $387 and $226 for Class A and Class C shares, respectively. For the period ended December 31, 2013, BTS Tactical Fixed Income Fund incurred distribution fees of $44,328 and $2,708 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year ended December 31, 2013, the Distributor received $56,501 in underwriting commissions for sales of BTS Bond Asset Allocation Class A shares, of which $10,000 was retained by the principal underwriter or other affiliated broker-dealers. For the period ended December 31, 2013, the Distributor received $600 in underwriting commissions for sales of BTS Diversified Income Class A shares, of which $98 was retained by the principal underwriter or other affiliated broker-dealers. For the period ended December 31, 2013, the Distributor received $8,711 in underwriting commissions for sales of BTS Tactical Fixed Income Class A shares, of which $1,168 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate a servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the year ended December 31, 2013, the BTS Bond Asset Allocation Fund assessed $5,423 and $4,229 in redemption fees for Class A and Class C shares respectively. For the period ended December 31, 2013 the BTS Diversified Income Fund assed $95 and $25 in redemption fees for Class A and Class C shares respectively. For the period ended December 31, 2013 the BTS Tactical Fixed Income Fund assed $17,029 and $197 in redemption fees for Class A and Class C shares respectively.

22

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended December 31, 2013 and year December 31, 2012 was as follows:

For the year and period ended December 31, 2013:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
BTS Bond Asset Allocation Fund	$2,187,207	$—	$91,867	$2,279,074
BTS Diversified Income Fund	6,629	—	1,213	7,842
BTS Tactical Fixed Income	842,472	108,101	—	950,573

For the year ended December 31, 2012:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
BTS Bond Asset Allocation Fund	$3,599,988	$—	$3,599,988

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Portfolio	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
BTS Bond Asset Allocation Fund	$—	$(3,706,606)	$—	$—	$(193,977)	$(3,900,583)
BTS Diversified Income Fund	—	(2,774)	—	(2,654)	(2,743)	(8,171)
BTS Tactical Fixed Income Fund	429,403	—	—	—	(221,250)	208,153

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. BTS Diversified Income Fund incurred and elected to defer such capital losses of $2,654.

At December 31, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
BTS Bond Asset Allocation Fund	$3,706,606	$—	$3,706,606
BTS Diversified Income Fund	2,774	—	2,774

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and non-deductible expenses, resulted in reclassification for the period ended December 31, 2013 as follows:

	Paid	Undistributed
	In	Net Investment
Portfolio	Capital	Income (Loss)
BTS Tactical Fixed Income Fund	$(4,510)	$4,510

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The BTS Bond Asset Allocation Fund currently invests a portion of its assets in the BlackRock High Yield Portfolio (the “BlackRock Portfolio”). The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at BlackRock’s website www.blackrock.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2013 the percentage of the BTS Bond Asset Allocation Fund’s net assets invested in the Blackrock Portfolio was 29.09%.

23

BTS Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2013

The BTS Bond Asset Allocation Fund currently invests a portion of its assets in the Ivy High Income Fund (the “Ivy Fund”). The Fund may redeem its investment from the Ivy Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Ivy Fund. The financial statements of the Ivy Fund, including the portfolio of investments, can be found at Ivy’s website www.ivyfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2013 the percentage of the BTS Bond Asset Allocation Fund’s net assets invested in the Ivy Fund was 29.03%.

The BTS Bond Asset Allocation Fund currently invests a portion of its assets in the Metropolitan West High Yield Bond Fund (the “Metropolitan Fund”). The Fund may redeem its investment from the Metropolitan Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Metropolitan Fund. The financial statements of the Metropolitan Fund, including the portfolio of investments, can be found at Metropolitan’s website www.mwamllc.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2013 the percentage of the BTS Bond Asset Allocation Fund’s net assets invested in the Metropolitan Fund was 28.98%.

The BTS Diversified Income Fund currently invests a portion of its assets in the Goldman Sachs Financial Square Funds – Prime Obligations Fund (the “Goldman Fund”). The Fund may redeem its investment from the Goldman Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Goldman Fund. The financial statements of the Goldman Fund, including the portfolio of investments, can be found at Goldman’s website www.goldman.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2013 the percentage of the BTS Diversified Income Fund’s net assets invested in the Goldman Fund was 31.30%.

The BTS Tactical Fixed Income Fund currently invests a portion of its assets in the Ivy High Income Fund (the “Ivy Fund”). The Fund may redeem its investment from the Ivy Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Ivy Fund. The financial statements of the Ivy Fund, including the portfolio of investments, can be found at Ivy’s website www.ivyfunds.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2013 the percentage of the BTS Tactical Fixed Income Fund’s net assets invested in the Ivy Fund was 34.36%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act. As of December 31, 2013, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing, LLC	BTS Bond Asset Allocation Fund	43.72%
Pershing, LLC	BTS Diversified Income Fund	33.50%
BTS Asset Management, Inc.	BTS Diversified Income Fund	36.14%
Trust Company of America	BTS Tactical Fixed Income Fund	72.11%

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective January 15, 2014, the BTS Diversified Income Fund changed its name to BTS Hedged Income Fund. Management has concluded that there are no other events requiring adjustment or disclosure in the financial statements.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the BTS Bond Asset Allocation Fund,

BTS Diversified Income Fund, and BTS Tactical Fixed Income Fund

and the Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statements of assets and liabilities of BTS Bond Asset Allocation Fund, BTS Diversified Income Fund, and BTS Tactical Fixed Income Fund, (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust, including the portfolios of investments, as of December 31, 2013, and the related statements of operations for the year and periods then ended, the statements of changes in net assets for each of the years and periods in the two-year period then ended and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BTS Bond Asset Allocation Fund, BTS Diversified Income Fund, and BTS Tactical Fixed Income Fund as of December 31, 2013, and the results of their operations for the year and periods then ended, the changes in their net assets for each of the years and periods in the two-year period then ended and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

February 27, 2014

25

BTS Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2013

Example

As a shareholder of a Fund you will pay transaction costs (loads) and ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period	Ending Account Value 12/31/13	Expenses Paid During Period
BTS Bond Asset Allocation Fund – Class A	1.84%	$1,000.00	$994.20	$ 9.25 (a)	$1,015.93	$9.35
BTS Bond Asset Allocation Fund – Class C	2.72%	$1,000.00	$990.30	$13.65 (a)	$1,011.49	$13.79

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period	Ending Account Value 12/31/13	Expenses Paid During Period
BTS Diversified Income Fund – Class A	2.00%	$1,000.00	$1,006.40	$10.11 (a)	$1,015.12	$10.16
BTS Diversified Income Fund – Class C	2.75%	$1,000.00	$994.00	$13.82 (a)	$1,011.34	$13.94

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period	Ending Account sValue 12/31/13	Expenses Paid During Period
BTS Tactical Fixed Income Fund – Class A	1.76%	$1,000.00	$996.20	$ 8.86 (a)	$1,016.33	$8.94
BTS Tactical Fixed Income Fund – Class C	2.45%	$1,000.00	$994.30	$12.32 (a)	$1,012.85	$12.43

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.
26

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

Shareholder Voting Results

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Mark Garbin	609,702,446	7,380,704
Mark D. Gersten	609,750,246	7,332,904
John V. Palancia	609,370,118	7,713,033
Andrew Rogers	609,691,730	7,391,421
Mark H. Taylor	608,885,975	8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

27

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Approval of Advisory Agreement - BTS Bond Asset Allocation Fund (Adviser – BTS Asset Management, Inc.) *

In connection with the regular meetings (each a “Meeting”) held on February 6 and 7, 2013 and March 27 and 28, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (“BTS”) and the Trust, on behalf of BTS Bond Asset Allocation Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board revisited its discussion of BTS from its December 2012 meeting, and again noted its depth of experience was a positive attribute. It noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients, and considered favorably BTS’ use of proprietary quantitative models in making investment decisions and daily compliance monitoring of the Fund’s investment limitations. The Trustees reviewed the background and experience of the BTS key personnel and noted their strength and diversity of experience in the investment management industry. The Board noted that BTS works with over 3,000 financial planners and registered representatives to manage approximately 13,000 individual, corporate and pension accounts with total assets under management of approximately $1.9 billion. The Board considered that BTS has significant assets under management, and noted that the Trust has a good working relationship with BTS. The Board also took into account BTS’ discussion of its recent settlement with the SEC related to advertising materials. The Board concluded that BTS is well qualified and has provided a level of service consistent with its expectations.

Performance. The Trustees reviewed the performance of the Fund (6.26% over the 1 year period, 3.07% since inception) as compared to its peer group (11.78% and 8.02%, over the same periods) and Morningstar Category Average (11.71% and 8.87%, over the same periods), noting that although it underperformed both, the Fund had positive returns over both periods, and noted that the Fund had outperformed the Barclays Aggregate Bond Index (4.21%) over the last 1 year. With respect to the Fund’s relative underperformance, the Board considered that a representative of BTS had acknowledged that perhaps BTS had been too defensive/conservative initially, but noted that BTS adjusted its approach in 2012 and that the Fund’s performance had improved as a result. The Board concluded, based on the information provided by BTS both orally and in its written 15(c) response, BTS’ performance is reasonable and that they look forward to continued improvement.

Fees and Expenses. The Board compared the investment advisory fee charged to the Fund with the average fee charged by funds in its peer group and the Morningstar category average. The Trustees noted that the advisory fee of 1.00% was higher than both the peer group average of 0.66% and the Morningstar average of 0.62%. As to the expense ratio, the Trustees noted that the Fund’s ratio of 1.92% was also above the peer group average of 1.35% and Morningstar category average of 1.21%, but within the range of net expenses for both its peer group (0.93% to 2.88%) and Morningstar category (0.76% to 2.88%). The Trustees noted the fees charged by BTS to its separately managed account clients, and took into account BTS’ explanation that the advisory fee was higher than the peer group and Morningstar Category Averages due to the active management of the Fund, noting the portfolio turnover rate for the

28

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Fund’s first year and last 6 months were 641% and 135%, respectively. In light of BTS’ active management of the Fund, and value added by its tactical analysis, the Board concluded that the fees are not unreasonable.

Economies of Scale. The Board considered whether economies of scale had been achieved with respect to the management of the Fund. The Board noted that although the Fund will not likely reach asset levels with meaningful economies in the near term, BTS has agreed to consider fee reductions as economies of scale develop. The Trustees further noted that BTS continues to voluntarily expend its own resources to further promote the Fund in an effort to reach the goal of $500 million in assets within the next 5 years, and considered that shareholders may realize a more timely benefit from potential economies of scale if BTS is successful in raising the assets of the Fund. After discussion, the Board’s consensus was that based on the current and anticipated size of the Fund, although breakpoint levels had not been negotiated at this time, such breakpoints would be revisited as the size of the Fund materially increases.

Profitability. The Trustees considered BTS’ profits earned in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund. The Trustees noted that BTS earned a meaningful net profit during the past fiscal year. The Trustees determined that they would continue to evaluate BTS’ profitability in connection with the annual 15(c) process, and concluded that the current level of profit was not excessive in light of the Fund’s unique, tactical management and BTS’s 32 year track record of capital preservation through avoidance of large market drawdowns.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
29

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Approval of Advisory Agreement - BTS Tactical Fixed Income Fund (Adviser – BTS Asset Management, Inc.) *

In connection with the February 6 and 7, 2013 regular meeting (the “Meeting”) of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between BTS Asset Management, Inc. (”BTS”) and the Trust, on behalf of BTS Tactical Fixed Income Fund (“BTS Tactical”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that BTS had over 30 years of experience in managing tactical fixed income and equities and agreed that the depth of experience was a favorable attribute when evaluating a proposed advisor. They noted that BTS currently provides quantitative risk management and portfolio solutions for mutual fund and variable annuity clients, and considered favorably BTS’ use of proprietary quantitative models in making investment decisions and daily compliance monitoring of BTS Tactical’s investment limitations. They reviewed the background and experience of the BTS key personnel and noted their strength and diversity of experience in the investment management industry. The Board noted that BTS works with over 3,000 financial planners and registered representatives to manage approximately 13,000 individual, corporate and pension accounts with total assets under management of approximately $1.9 billion. The Board considered that BTS has significant assets under management, and noted that they have had a good working relationship with BTS. The Board also took into account BTS’ discussion of its recent settlement with the SEC related to advertising materials. They concluded that BTS is well qualified to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees considered the performance of a separately managed account managed by BTS using a strategy similar to the strategy intended for BTS Tactical. The Board noted that the separately managed account outperformed its benchmark for the 1 year (6.46% vs 4.23%), 5 year (12.93% vs 5.96%), 10 year (10.77% vs 5.49%) and since inception (11.15% vs 6.30%) periods. The Trustees noted that BTS would utilize its proprietary hedge-fund type strategy, based on numerous variably weighted trend and momentum indicators combined with price trend analysis with the intent of creating a steady income yield while attempting to reduce risk over the long term by economically hedging downside volatility. The Trustees noted that although past performance is no guarantee of future results as to this or any other fund, the Board concluded that BTS has the potential to deliver reasonable performance.

Fees and Expenses. The Board noted that BTS proposed to charge an annual advisory fee of 1.00%. They compared the proposed advisory fee to the average fees charged by BTS Tactical’s peer group and Morningstar category average, noting that although it was higher than both, 0.66% and 0.62%, respectively, it was equal to the highest fee charged by peer group funds, which ranged from (0.40% to 1.00%) and within the range of fees charged by the funds in its Morningstar category (0.25% and 1.5%). The Board discussed the fact that the tactical nature of BTS Tactical’s strategy can reasonably demand a premium, and the 1% fee is on par with the fees BTS charges to its separately managed account clients. After discussion, the Trustees concluded that the advisory fee to be charged by BTS was reasonable.

30

BTS Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Economies of Scale. The Board considered whether economies of scale would be reached with respect to the management of BTS Tactical. They noted that it is unlikely that BTS Tactical will reach asset levels with meaningful economies in the near term. A representative of BTS stated to the Board that, despite the adviser’s initial resistance to breakpoints, based on the Board’s position on this matter, it would be willing to discuss breakpoints in the future as BTS Tactical (and BTS) realizes meaningful economies of scale. After discussion, it was the consensus of the Board that based on the anticipated size of BTS Tactical, although breakpoint levels had not been negotiated at this time, economies of scale would be revisited after BTS Tactical is launched and its size materially increases.

Profitability. The Board considered the anticipated profits to be realized by BTS in connection with the operation of BTS Tactical and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services to be provided to BTS Tactical. The Board also considered the benefits to be realized by BTS from activities related to BTS Tactical, noting that BTS could be reimbursed for distribution expenses under the 12b-1 Distribution Plan. Further, they noted that BTS estimates that during the first fiscal year it may realize meaningful profits, but concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from BTS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the future shareholders of BTS Tactical.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
31

BTS FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2013

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl^ Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	105	AdvisorOne Funds (16 portfolios) (2004-2013); Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)
Gary W. Lanzen^ Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	105	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (2010-2011); Northern Lights Variable Trust (since 2006)
Mark H. Taylor^ Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011).	131	Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	131	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	105	Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013)
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director and Head of Equity Derivatives -Americas, Rabobank International (2006-2007).	105	Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Variable Trust (since 2013)

12/31/13 – NLFT_v4

32

BTS FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2013

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers 80 Arkay Drive*** Hauppauge, NY 11788 Born in 1969	Trustee Since 2013; President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer , Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).	105	Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (2004 - 2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

***	Andrew Rogers is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent).

^	These Trustees were named in the SEC order instituting settled administrative proceedings against Northern Lights Compliance Services, LLC, Gemini Fund Services, LLC and certain Trustees. For more information, please see the “Legal Proceedings” in the Fund’s Statement of Additional Information (“SAI”).

The SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-287-9820.

12/31/13 – NLFT_v4

33

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
34

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR

BTS Asset Management, Inc.

420 Bedford Street Suite 340

Lexington, MA 02420

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Mark Gersten, Anthony J. Hertl and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Gersten, Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fee

2012

2013

BTS Bond Asset Allocation Fund

$14,000

$14,000

BTS Diversified Income Fund

$13,000

BTS Tactical Fixed Income Fund

$14,000

(b)

Audit-Related Fees

2012

2013

BTS Bond Asset Allocation Fund

None

None

BTS Diversified Income Fund

None

BTS Tactical Fixed Income Fund

None

(c)

Tax Fees

2012

2013

BTS Bond Asset Allocation Fund

$2,000

$2,000

BTS Diversified Income Fund

$2,000

BTS Tactical Fixed Income Fund

$2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012

2013

BTS Bond Asset Allocation Fund

None

None

BTS Diversified Income Fund

None

BTS Tactical Fixed Income Fund

None

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

BTS Bond Asset AllocationFund

2012

2013

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

BTS Diversified Income Fund

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

BTS Tactical Fixed Income Fund

2013

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012

2013

BTS Bond Asset Allocation Fund

$2,000

$2,000

BTS Diversified Income Fund

$2,000

BTS Tactical Fixed Income Fund

$2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/13/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/13/2014